Capital Leases Payable (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Capital Leases Payable (Textual)
Capital leases due amount	$ 383.10	$ 383.10
Capital leases interest per annum	10.00%	10.00%
Capital lease obligation term	5 years	5 years